Pension and similar obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	100.00%	100.00%
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	38.00%	34.00%
Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	28.00%	30.00%
Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	22.00%	24.00%
Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	7.00%
Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	5.00%
Quoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	90.00%	91.00%
Quoted [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	38.00%	34.00%
Quoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	27.00%	30.00%
Quoted [Member] | Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	22.00%	24.00%
Quoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	4.00%
Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	10.00%	8.00%
Unquoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%
Unquoted [Member] | Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	7.00%
Unquoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	1.00%